Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Prepaid expenses		$ 3	$ 10
Governmental authorities		37	19
Other current assets	$ 147	$ 40	$ 29